Share-Based Compensation - Additional Information (Detail) $ in Thousands		12 Months Ended
	Sep. 03, 2021 shares	Apr. 30, 2022 HKD ($)	Apr. 30, 2021 HKD ($)	Apr. 30, 2020 HKD ($)
Disclosure Of NonVested Shares And RSUs [Line Items]
Share-based payment expense		$ 8,871	$ 932	$ 0
Ordinary Shares Of PolicyPal [Member]
Disclosure Of NonVested Shares And RSUs [Line Items]
Number of shares granted | shares	5,827
Restricted Share Units [Member]
Disclosure Of NonVested Shares And RSUs [Line Items]
Aggregate fair value		$ 5,743	$ 3,728	$ 0
Non Vested Shares and Restricted Share Units [Member]
Disclosure Of NonVested Shares And RSUs [Line Items]
Expected to be recognized over a weighted average vesting period		2 years 3 months 18 days
Unrecognized compensation cost related to non-vested shares		$ 3,065